Offerings	May 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.165 per share
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Securities registered hereunder may be sold separately or as units with other securities registered hereby, with such units consisting of some or all of the securities listed above, in any combination, including ordinary shares, preferred shares, rights and warrants.
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 92,923,808.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,832.78
Offering Note	There are being registered hereunder such indeterminate number or amount of ordinary shares, preferred stock, warrants, rights and units, consisting of some or all of these securities in any combination, as may from time to time be issued by Oriental Culture Holding LTD. (the "Registrant") at indeterminate prices, which together shall have an aggregate initial offering price not to exceed $260,000,000. This registration statement also covers an indeterminate number of securities that may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act of 1933, as amended (the "Securities Act"). Estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed 260,000,000.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.165 per share
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-262398
Carry Forward Initial Effective Date	Jun. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-262398
Carry Forward Initial Effective Date	Jun. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-262398
Carry Forward Initial Effective Date	Jun. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-262398
Carry Forward Initial Effective Date	Jun. 30, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 167,076,192.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-262398
Carry Forward Initial Effective Date	Jun. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,487.96
Offering Note	The Registrant previously filed a Registration Statement Form F-3 (File No. 333-262398) filed on January 28, 2022 (the "Prior Registration Statement"), which was declared effective on June 30, 2023 that registered $200,000,000 of securities to be offered by the Registrant from time to time. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $167,076,192 of unsold securities (the "Unsold Securities") that were previously registered on the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Prior Registration Statement, the Registrant paid a filing fee of $15,487.96 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The Registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this Registration Statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this Registration Statement. Accordingly, the Amount of Registration Fee in the table above reflects only the registration fee attributable to the $92,923,808 of new securities registered on this Registration Statement. The registration fee previously paid by the Registrant relating to the Unsold Securities included on this Registration Statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.